Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 7,706	$ 8,314
Accrued interest	5,559	4,421
Accrued salaries and employee benefits	5,386	4,993
Cheques and other items in transit	0	2,245
Current income tax payable	67	162
Deferred tax liabilities (Note 24)	300	204
Defined benefit liability (Note 23)	1,380	1,244
Lease liabilities	5,013	5,050
Liabilities related to structured entities	22,792	17,520
Provisions (Note 26)	3,675	3,421
Total	$ 51,878	$ 47,574